INCOME TAXES (Tables)	12 Months Ended
Jul. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Income taxes statutory rates

A reconciliation of income taxes (recovery) at statutory rates with the reported taxes is as follows:

	2017	2016

Loss before income taxes	$(4,190,955)	$(633,466)

Expected income tax (recovery) at statutory tax rates	$(1,669,000)	$(215,000)
Change in statutory, foreign tax, foreign exchange rates and other	(181,000)	—
Permanent differences	496,000	186,000
Valuation allowance	1,354,000	29,000

Income tax recovery	$—	$—

Schedule of Deferred Tax Assets

Significant components of deferred tax assets (liabilities) that have not been included on the Company’s balance sheet are as follows:

	2017	2016

Deferred tax assets (liabilities):
Mineral properties	$58,000	$(72,000)
Net operating loss carry-forwards	1,857,000	632,000

Unrecognized deferred tax assets	$1,915,000	$560,000